Related party transactions	12 Months Ended
Dec. 31, 2013
Related party transactions
Related party transactions

25          Related party transactions

a)             Amounts due to related parties consisted of the following:

	As of December 31,	As of December 31,
	2012	2013
	RMB	RMB
Payables to Hebei Jinglong Industry and Commerce Group Co., Ltd. (“Hebei Jinglong”) -short term	32,101	13,462
Payables to Jing Wei Electronics Co., Ltd.(“Jin Wei”)-short term	67,227	97,648
Payables to Xingtai Jinglong Electronics and Materials Co., Ltd.(“Xingtai Jinglong”)-short term	20,871	60,807
Payables to Heibei Ningjin Songgong Electronics Co., Ltd. (“Songgong Electronics”)-short term	5,130	37,456
Payables to Yangguang Guifeng Electronics Co., Ltd.(“Yangguang Guifeng”)-short term	—	55,965
Payables to Heibei Ningjin Songgong Semiconductor Co., Ltd. (“Ningjin Songgong”) -short term	48,081	—
Others-short term	32,229	61,552
Total amounts due to related parties-short term	205,639	326,890

b)             Amounts due from related parties consisted of the following:

	As of December 31,	As of December 31,
	2012	2013
	RMB	RMB
Advances to Hebei Jinglong-short term	86,712	113,000
Advances to Hebei Jinglong-long term	21,252	603
Advances to others-short term	553	—
Receivables from Hebei Jinglong-short term	1,016	65,567
Receivables from Jin Wei-short term	978	72,510
Receivables from Xingtai Jinglong-short term	11,110	58,750
Receivables from Songgong Electronics-short term	5,814	38,598
Receivables from Yangguang Guifeng-short term	—	44,266
Receivables from Ningjin Songgong-short term	5,045	—
Receivables from Yangzhou JA Property Co., Ltd. (“Yangzhou Property”)-short term	—	40,080
Receivables from others-short term	13,324	19,362
Total amounts due from related parties	145,804	452,736

c)              Transactions with Hebei Jinglong

Wafer supply

In July 2006, the Group entered into a master long-term supply contract (the “Jinglong Long-term Supply Contract”) with Hebei Jinglong for the supply of silicon wafers. Hebei Jinglong is owned by the shareholders of the largest shareholder of the Company, Jinglong Group Co., Ltd. (“Jinglong BVI”), and thus, is a related party of the Company. Mr. Baofang Jin, our executive chairman, owns 32.96% equity interests in each of Hebei Jinglong and Jinglong BVI. The Jinglong Long-term Supply Contract had an initial term of four and half years, from July 2006 to December 2010, which automatically extended for another three years until the end of 2013. The Group has also entered into various short-term supply contracts with Hebei Jinglong for the supply of silicon wafers (together with the Jinglong Long-term Supply Contract the “Jinglong Supply Contracts”). Under the Jinglong Supply Contracts, Jinglong Group has agreed to supply the Group with silicon wafers at prevailing market prices with a reasonable discount and under prepayment arrangements. The Group has entered into various supplemental agreements to the Jinglong Supply Contracts to specify certain performance terms, including amendment of prepayment amounts and their utilization. The prepayment and delivery terms under the existing Jinglong Long-term Supply Contract had been revised subsequently in August 2007, September 2008, and February 2009.

The Group reviewed the contracts under ASC 815, Derivatives and Hedging, and ASC 810, Consolidation, and determined that they don’t contain an embedded derivative nor would the supplier contracts cause the supplier to be a variable interest entity.

For the years ended 31 December 2011, 2012 and 2013, the Group purchased RMB 1,506,609,RMB 191,339 and RMB 205,047 respectively, of silicon wafers from Jinglong Group under the Jinglong Supply Contracts and from Solar Silicon Valley before it was acquired by the Group in November 2011. The Group will continue to purchase silicon wafers from Jinglong Group.

Unused prepayments were RMB 107,964 and RMB 113,603 at December 31, 2012 and 2013, respectively, and were recorded in advances to related party supplier in the consolidated balance sheet.

Outsourcing service

The Group outsourced wafer processing services to Hebei Jinglong and Silicon Valley, where they helped the Group turn polysilicon into wafers. The outsourcing service fee was RMB nil, RMB 17,899 and RMB 1,024 for Hebei Jinglong for the years ended December 31, 2011, 2012 and 2013 respectively, RMB 8,874 for Solar Silicon Valley for the years ended December 31, 2011 before acquisition of Silicon Valley, respectively.

Management fees and leasing

The Group leases properties from Hebei Jinglong and another related party under operating lease agreements. The Group incurred rental expenses under operating lease agreements to Hebei Jinglong in the amounts of RMB 12,000, RMB 12,000 and RMB 42,089 for the years ended December 31, 2011, 2012 and 2013, respectively.

Guarantee

As of December 31, 2013, the Group received guarantees from Heibei Jinglong for short-term borrowings with a principal of RMB 228,000. No amounts have been accrued as a loss contingency related to this guarantee because payment by the Group is not probable.  The fair value of the guarantee as of December 31, 2013 was not material.

d)             Transactions with other related parties

	For the year ended December 31, 2011	For the year ended December 31, 2012	For the year ended December 31, 2013
	RMB	RMB	RMB
Sales of products
Subsidiaries of Hebei Jinglong	8,858	172,623	394,974
Ningjin Songgong	13,035	67,393	1,531
Others	45,897	3,204	—
Total	67,790	243,220	396,505

Purchase of products
Subsidiaries of Hebei Jinglong	1,128,937	464,511	609,635
Ningjin Songgong	2,932	350,685	35,504
Others	—	12,515	—
Total	1,131,869	827,711	645,139

Processing service
Subsidiaries of Hebei Jinglong	27,369	19,086	7,124
Others	14,147	7,618	—
Total	41,516	26,704	7,124

Purchase of equipment
Subsidiaries of Hebei Jinglong	460	2,481	1,967
Total	460	2,481	1,967

Sales of equipment
Subsidiaries of Hebei Jinglong	—	—	5,000
Total	—	—	5,000

As of December 31, 2013, the Group provided guarantees to Yangzhou Property for a short-term borrowing with a principal of RMB 20,000 while the Group also received guarantees from Yangzhou Property for a short-term borrowing with a principal of RMB 50,000. The Group monitors the financial performance of Yangzhou Property on a monthly basis, and also evaluates the availability of Yangzhou Property from alternate sources. No amounts have been accrued as a loss contingency related to this guarantee because payment by the Group is not probable. The fair value of the guarantee as of December 31, 2013 was not material. In addition, in 2013, the Company provided an entrustment loan to Yangzhou Property with a principal of RMB 40,000.

The Group considers that these transactions were carried out at arm’s length with prices comparable to other similar transactions with unrelated third parties.